Inventories (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	₨ 1,715,314		₨ 645,848
Inventories	₨ 1,715,314	$ 24,798	₨ 645,848